CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Mar. 31, 2011	Mar. 31, 2010
Current Assets:
Cash and cash equivalents	$ 492,853	$ 35,502	$ 74,991
Accounts receivable, net	134,198	82,238	5,830
Advances on inventory purchases	766,182
Due from related party			140,961
Inventories	271,074	1,107	46,188
Deferred offering costs	7,500	63,500
Debt issuance costs, net	888,370
Prepaid expenses and other current assets	133,794	46,370	65,170
Total current assets	2,693,971	228,717	333,140
Investments, at cost	150,000	150,000	90,000
Property, plant and equipment, net	120,561	92,732	29,685
Deposit on asset acquisition	540,000
Total Assets	3,504,532	471,449	452,825
Current Liabilities:
Accounts payable	179,325	332,833	66,441
Notes payable officer	107,000	91,219	107,513
Deferred revenue	42,500	88,652	86,450
Accrued interest related parties	2,354	2,354	2,321
Accrued registration rights penalty	156,000	156,000
Accrued expenses and other current liabilities	177,984	108,326	61,050
Notes Payable - Current Portion	4,073,345	9,714	737,500
Warrant liability	9,168,397	4,117,988
Total current liabilities	13,906,905	4,907,086	1,061,275
Stockholders' equity (deficit):
Preferred stock, $.0001 par value; 10,000,000 shares authorized; no shares issued and outstanding at September 30, 2011 and March 31, 2011 and 2010, respectively.
Common stock, $.0001 par value; 750,000,000 authorized at September 30, 2011 and 400,000,000 shares authorized at March 31, 2011 and 2010, respectively, and; 12,069,526, 10,886,374 and 7,909,375 issued and outstanding at September 30, 2011, March 31, 2011 and March 31, 2010, respectively.	24,139	21,773	15,819
Additional paid-in capital	9,917,281	3,439,913	293,556
Accumulated deficit	(20,343,793)	(7,897,323)	(917,825)
Total stockholders' equity (deficit)	(10,402,373)	(4,435,637)	(608,450)
Total liabilities and stockholders' deficit	$ 3,504,532	$ 471,449	$ 452,825